UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income

Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.49%, 2/25/36 (a)	USD	6,775	$5,997,636
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.94%, 4/15/24		3,250	3,186,991
Class E, 4.94%, 4/15/24		2,000	1,837,698
ALM Loan Funding, Series 2013-7RA (a)(b):
Class C, 3.74%, 4/24/24		4,000	3,901,219
Class D, 5.29%, 4/24/24		1,000	972,750
ALM V Ltd., Series 2012-5A, Class C, 4.78%, 2/13/23 (a)(b)		4,250	4,250,042
ALM VI Ltd., Series 2012-6A (a)(b):
Class B2R, 3.09%, 7/15/26		1,300	1,300,000
Class CR, 4.04%, 7/15/26		1,000	991,500
ALM XIV Ltd., Series 2014-14A, Class C, 3.74%, 7/28/26 (a)(b)		3,610	3,490,383
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		2,000	2,057,314
AMMC CDO, Series 2015-16A, Class C, 3.37%, 4/14/27 (a)(b)		1,250	1,235,435
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.03%, 5/10/25 (a)(b)		1,000	975,722
Anchorage Capital CLO 3 Ltd., 3.29%, 4/28/26 (a)(b)		1,000	985,694
Anchorage Capital CLO 6 Ltd., Series 2015-6A (a)(b):
Class C, 3.13%, 4/15/27		700	689,920
Class D, 3.68%, 4/15/27		1,000	927,000
Apidos CDO, Series 2012-9AR, Class CR, 3.19%, 7/15/23 (a)(b)		1,250	1,250,000
Apidos CLO XII, Series 2013-12A, Class D, 3.22%, 4/15/25 (a)(b)		1,000	947,934
Atrium X, Series 10A (a)(b):
Class D, 3.79%, 7/16/25		1,000	972,092
Class E, 4.79%, 7/16/25		2,000	1,801,144
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.79%, 7/15/24 (a)(b)		1,750	1,682,855
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.79%, 10/15/23 (a)(b)		2,750	2,761,943
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.84%, 10/20/26 (a)(b)		2,750	2,629,688
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (a)(b):
Class B, 3.34%, 4/18/27		1,000	992,500
Class C, 3.99%, 4/18/27		1,000	962,500
Betony CLO Ltd., Series 2015-1A, Class D, 3.89%, 4/15/27 (a)(b)		1,000	961,250
Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (b)(c) :
Series 2014-1, 11/16/18	USD	3	$6,360,000
Series 2014-2, 2/19/19		3	9,794,400
Series 2014-3, 4/16/19		3	12,974,400
Series 2014-4, 8/16/18		3	8,217,120
C-BASS Trust, Series 2006-CB7, Class A4, 0.35%, 10/25/36 (a)		9,596	6,767,467
Carlyle Global Market Strategies CLO 2012-1 LLC, Series 2012-1AR, Class DR, 4.03%, 4/20/22 (a)(b)		1,000	1,005,000
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b):
Series 2012-4A, 4.79%, 1/20/25		2,350	2,352,045
Series 2013-2A, 4.04%, 4/18/25		1,250	1,232,996
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.31%, 10/25/36		6,812	4,070,177
Class A5, 0.27%, 10/25/36		7,224	4,295,271
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.43%, 8/14/24		2,000	1,999,965
Series 2013-2A, Class B1L, 3.89%, 4/21/25		1,000	971,672
Series 2014-3A, Class D, 3.57%, 7/22/26		480	455,166
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.36%, 3/25/37 (a)		4,278	4,296,977
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,736	3,754,760
Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.35%, 11/25/36 (a)		12,676	7,491,270
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.78%, 10/25/24 (a)(b)		1,375	1,376,053
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.35%, 5/25/36		27,034	15,576,685
Series 2006-D, 0.34%, 11/25/36		25,009	12,136,491
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.58%, 4/25/25 (a)(b)		1,250	1,207,072
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.43%, 12/25/35		5,628	5,157,504

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
GSAMP Trust (a) (concluded):
Series 2006-FM2, Class A2C, 0.34%, 9/25/36	USD	12,524		$5,868,067
Series 2007-FM2, Class A2B, 0.28%, 1/25/37		9,091		5,429,411
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class B, 3.29%, 7/28/25 (a)(b)		2,500		2,455,512
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.36%, 4/25/37 (a)		15,301		10,297,422
ING IM CLO Ltd., Series 2013-2A, Class C, 3.80%, 4/25/25 (a)(b)		1,000		969,351
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.28%, 11/05/24 (a)(b)		2,550		2,530,375
Long Beach Mortgage Loan Trust 2006-1, Series 2006-1, Class 1A, 0.41%, 2/25/36 (a)		7,147		5,598,826
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.13%, 8/15/22 (a)(b)		1,000		997,603
Madison Park Funding Ltd. (a):
Series 2012-10A, Class D, 4.54%, 1/20/25 (b)		1,000		1,000,163
Series 2012-8X, Class E, 5.52%, 4/22/22		3,000		2,987,525
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.55%, 1/27/26 (a)(b)		1,600		1,608,134
Madison Park Funding XVI Ltd., Series 2015-16A (a)(b):
Class B, 3.30%, 4/20/26		1,000		1,001,300
Class C, 4.00%, 4/20/26		1,000		943,700
Master Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.34%, 6/25/36		12,696		7,121,271
Series 2006-WMC2, Class A5, 0.44%, 4/25/36		9,393		4,476,639
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.34%, 11/25/36 (a)		15,775		8,362,497
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.17%, 1/15/24 (a)(b)		1,000		999,859
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.52%, 7/17/25 (a)(b)		2,250		2,143,333
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.93%, 11/14/26 (a)(b)		1,000		962,869
Asset-Backed Securities	Par (000)			Value
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.28%, 11/20/23 (a)(b)	USD	3,000		$2,999,921
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.63%, 3/18/26 (b)		5,075		5,268,002
OneMain Financial Issuance Trust 2015-2, Series 2015-2A (b):
Class C, 4.32%, 7/18/25		5,000		5,010,300
Class D, 5.64%, 7/18/25		2,500		2,504,825
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.78%, 7/22/25 (a)(b)		1,250		1,187,452
OZLM Funding Ltd., Series 2012-2A, Class C, 4.52%, 10/30/23 (a)(b)		2,000		2,005,099
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.29%, 12/15/22 (a)(b)		1,500		1,513,240
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (d)		4,758		3,105,081
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.59%, 9/25/47 (a)		5,000		3,513,190
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (b)(c)		—	(e)	3,538,878
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.04%, 10/17/26 (a)(b)		3,500		3,416,700
Symphony CLO Ltd., Series 2012-10AR, Class CR, 3.14%, 7/23/23 (a)(b)		1,500		1,500,296
TICP CLO I Ltd., Series 2015-1A, Class C, 3.38%, 7/20/27 (a)(b)		1,000		984,798
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (a)(b)		1,500		1,473,750
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.79%, 7/15/25		1,250		1,211,441
Class D, 4.69%, 7/15/25		1,000		896,757
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.13%, 4/15/27 (a)(b)		520		503,152
Venture XX CLO Ltd., Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		1,000		1,000,600
Venture XXI CLO Ltd., Series 2015-21A, Class D, 3.78%, 7/15/27 (a)(b)		480		465,600
Voya CLO Ltd., Series 2012-2AR, Class CR, 3.24%, 10/15/22 (a)(b)		1,350		1,350,016

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.43%, 5/25/47 (a)	USD	11,451	$7,222,901

			275,679,557
Total Asset-Backed Securities — 37.1%			275,679,557

Corporate Bonds
Airlines — 4.9%
Air Canada Pass-Through Trust, Series 2013-1 (b)(f):
Class B, 5.38%, 11/15/22		3,008	3,083,395
Class C, 6.63%, 5/15/18		761	792,391
American Airlines Pass-Through Trust (f):
Series 2013-1, Class C, 6.13%, 7/15/18 (b)		1,500	1,548,750
Series 2013-2, Class A, 4.95%, 7/15/24		2,170	2,299,749
Series 2013-2, Class B, 5.60%, 1/15/22 (b)		2,585	2,655,790
Series 2013-2, Class C, 6.00%, 1/15/17 (b)		2,763	2,849,683
Continental Airlines Pass-Through Trust (f):
Series 2003-ERJ1, 7.88%, 1/02/20		5,515	5,770,111
Series 2007-1, Class B, 6.90%, 10/19/23		3,409	3,572,939
Series 2012-1, Class B, 6.25%, 10/11/21		458	481,367
Series 2012-3, Class C, 6.13%, 4/29/18		678	708,510
Delta Air Lines Pass-Through Trust, Class B (f):
Series 2007-1, 8.02%, 2/10/24		2,224	2,532,216
Series 2012-1, 6.88%, 5/07/19 (b)		3,674	4,022,995
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24 (f)		2,750	2,791,250
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (f)		2,997	3,079,837

			36,188,983
Auto Components — 1.2%
Dana Holding Corp., 6.75%, 2/15/21 (f)		1,257	1,322,992
Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (f):
3.50%, 3/15/17	USD	170	$171,785
4.88%, 3/15/19		2,898	2,988,562
6.00%, 8/01/20		2,174	2,288,135
5.88%, 2/01/22		1,334	1,380,690
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(f)		1,045	1,047,613

			9,199,777
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43 (f)		2,194	2,395,578
Banks — 1.9%
CIT Group, Inc., 5.25%, 3/15/18 (f)		9,558	9,916,425
Rizal Commercial Banking Corp., 4.25%, 1/22/20		100	104,627
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000	4,100,000

			14,121,052
Building Products — 0.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(f)		375	382,500
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(f)		3,125	3,281,250
Cemex SAB de CV, 5.88%, 3/25/19 (b)(f)		200	203,500
USG Corp., 9.75%, 1/15/18 (f)		572	650,650

			4,517,900
Capital Markets — 0.3%
AE-Rotor Holding BV, 4.97%, 3/28/18		1,600	1,657,170
American Capital Ltd., 6.50%, 9/15/18 (b)(f)		700	722,750

			2,379,920
Chemicals — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (f)		246	260,453
Commercial Services & Supplies — 1.5%
ARAMARK Corp., 5.75%, 3/15/20 (f)		672	702,240
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(f)		5,000	5,688,690

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)(f)	USD	207	$191,475
United Rentals North America, Inc. (f):
8.25%, 2/01/21		1,942	2,066,793
7.63%, 4/15/22		2,440	2,650,450

			11,299,648
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(f)		942	1,024,425
Avaya, Inc., 7.00%, 4/01/19 (b)(f)		691	666,815
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (f)		3,257	3,615,270

			5,306,510
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20		2,000	1,900,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)(f)		183	182,085
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(f)		290	295,800

			2,377,885
Construction Materials — 1.4%
HD Supply, Inc. (f):
11.00%, 4/15/20		2,900	3,233,500
7.50%, 7/15/20		6,388	6,819,190

			10,052,690
Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31 (f)		9,315	11,131,425
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (f)		652	671,560
Diversified Consumer Services — 0.1%
APX Group, Inc., 6.38%, 12/01/19 (f)		289	282,497
Laureate Education, Inc., 10.00%, 9/01/19 (b)(f)		395	371,794

			654,291
Diversified Financial Services — 1.7%
Aircastle Ltd., 6.25%, 12/01/19 (f)		2,624	2,909,360
DPL, Inc., 6.50%, 10/15/16 (f)		112	116,760
Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
General Motors Financial Co., Inc., 4.25%, 5/15/23 (f)	USD	326	$322,645
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)(f)		2,290	2,256,722
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(f)		845	845,000
Reynolds Group Issuer, Inc. (f):
9.88%, 8/15/19		979	1,029,786
5.75%, 10/15/20		4,941	5,113,935

			12,594,208
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 4.75%, 5/15/46 (f)		2,545	2,347,312
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (f)		834	851,639
Verizon Communications, Inc., 6.55%, 9/15/43 (f)		6,500	7,679,289
Windstream Corp. (f):
7.75%, 10/15/20		450	412,031
6.38%, 8/01/23		555	430,125

			11,720,396
Electric Utilities — 0.2%
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,700	1,610,750
Energy Equipment & Services — 0.6%
MEG Energy Corp., 6.50%, 3/15/21 (b)(f)		3,586	3,351,117
Peabody Energy Corp. (f):
6.00%, 11/15/18		176	64,240
6.25%, 11/15/21		3,625	1,024,062

			4,439,419
Food & Staples Retailing — 0.1%
Rite Aid Corp. (f):
6.75%, 6/15/21		329	349,562
6.13%, 4/01/23 (b)		177	183,859

			533,421
Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,283,424
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)(f)		307	320,431

			1,603,855
Health Care Providers & Services — 4.1%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (f)		3,548	3,796,360
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (f)		2,500	2,519,288

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
HCA, Inc. (f):
6.50%, 2/15/20	USD	7,143	$7,986,767
5.88%, 3/15/22		124	135,935
4.75%, 5/01/23		161	165,226
Hologic, Inc., 6.25%, 8/01/20 (f)		3,216	3,316,500
Tenet Healthcare Corp. (f):
6.25%, 11/01/18		6,087	6,650,047
6.00%, 10/01/20		1,150	1,250,625
8.13%, 4/01/22		4,137	4,641,218

			30,461,966
Hotels, Restaurants & Leisure — 3.0%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		2,773	2,648,215
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	5,165,239
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		2,423	3,953,828
Series M, 7.40%, 3/28/24		6,400	10,269,316

			22,036,598
Household Durables — 0.9%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(f)	USD	2,750	2,777,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)(f)		750	731,250
Standard Pacific Corp., 8.38%, 1/15/21 (f)		2,000	2,355,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(f)		177	176,557
TRI Pointe Holdings, Inc. (f):
4.38%, 6/15/19		415	410,850
5.88%, 6/15/24		280	275,800

			6,726,957
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp. (f):
6.00%, 1/15/22 (b)		254	268,605
5.38%, 1/15/23		4,000	3,910,000
5.88%, 1/15/24 (b)		240	250,920
NRG Energy, Inc., 7.63%, 1/15/18 (f)		2,735	2,966,928
Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (concluded)
NRG REMA LLC, Series C, 9.68%, 7/02/26 (f)	USD	1,750	$1,863,750

			9,260,203
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(f)		680	723,384
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(f)		1,400	1,473,500

			2,196,884
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20 (f)		144	147,600
IT Services — 1.0%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(f)		702	726,570
First Data Corp. (b)(f):
7.38%, 6/15/19		1,921	2,003,795
6.75%, 11/01/20		3,111	3,289,883
SunGard Data Systems, Inc., 6.63%, 11/01/19 (f)		1,126	1,163,766

			7,184,014
Media — 7.0%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,000	3,203,310
Cablevision Systems Corp., 5.88%, 9/15/22 (f)		700	663,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (f)		7,029	6,967,496
CCO Safari II LLC, 6.48%, 10/23/45 (b)		3,000	3,104,880
Clear Channel Worldwide Holdings, Inc. (f):
7.63%, 3/15/20		5,274	5,540,996
6.50%, 11/15/22		2,573	2,682,352
Columbus International, Inc., 7.38%, 3/30/21 (b)(f)		1,195	1,269,687
DISH DBS Corp., 5.13%, 5/01/20 (f)		5,500	5,568,750
Gannett Co., Inc., 6.38%, 10/15/23 (f)		1,400	1,480,500
Gray Television, Inc., 7.50%, 10/01/20 (f)		891	943,346
iHeartCommunications, Inc., 9.00%, 12/15/19 (f)		700	672,875
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(f)		1,000	982,500

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA (f):
7.25%, 10/15/20	USD	1,250	$1,239,063
5.50%, 8/01/23		2,241	2,033,707
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)(f)		199	211,438
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(f)		250	253,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(f)		629	643,153
Numericable Group SA, 6.00%, 5/15/22 (b)(f)		3,000	3,052,500
Outfront Media Capital LLC/Outfront Media Capital Corp. (f):
5.25%, 2/15/22		3,117	3,132,585
5.63%, 2/15/24		94	95,880
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(f)		350	365,750
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)(f)		994	990,273
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(f)		5,287	5,386,131
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(f)		805	841,225
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(f)		980	1,002,050

			52,327,447
Metals & Mining — 1.6%
ArcelorMittal, 6.13%, 6/01/18 (f)		1,900	2,011,294
Commercial Metals Co., 4.88%, 5/15/23 (f)		984	900,360
Novelis, Inc., 8.75%, 12/15/20 (f)		7,164	7,558,020
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(f)		1,140	1,165,992

			11,635,666
Multiline Retail — 0.3%
The Neiman Marcus Group Ltd. (b)(f):
8.00%, 10/15/21		927	982,620
Corporate Bonds	Par (000)		Value
Multiline Retail (concluded)
The Neiman Marcus Group Ltd. (b)(f) (concluded):
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (g)	USD	963	$1,032,818

			2,015,438
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Finance Corp., 5.38%, 11/01/21 (f)		284	276,190
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (f)		99	85,635
Chesapeake Energy Corp., 5.75%, 3/15/23 (f)		1,145	967,525
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(f)		383	391,139
Kinder Morgan Energy Partners LP (f):
6.55%, 9/15/40		300	300,714
5.00%, 8/15/42		1,130	963,748
5.00%, 3/01/43		570	485,397
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)(f)		486	505,991
MIE Holdings Corp., 6.88%, 2/06/18		2,000	1,532,860
Noble Energy, Inc., 5.63%, 5/01/21 (f)		3,286	3,482,473
Pacific Drilling SA, 5.38%, 6/01/20 (b)(f)		267	205,590
Pertamina Persero PT, 5.63%, 5/20/43 (b)(f)		2,000	1,752,600
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,600	1,560,392
Range Resources Corp. (f):
5.00%, 8/15/22		91	88,725
5.00%, 3/15/23		211	206,780
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (f)		297	281,301
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (f)		752	774,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (f)		703	734,635
Whiting Petroleum Corp., 5.00%, 3/15/19 (f)		878	842,880
YPF SA, 8.50%, 7/28/25 (b)		282	271,679

			15,710,814
Pharmaceuticals — 0.8%
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)(f)		718	777,970

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (f)	USD	1,094	$1,104,940
Valeant Pharmaceuticals International, Inc. (b)(f):
6.75%, 8/15/18		1,807	1,898,479
6.75%, 8/15/21		1,276	1,328,635
5.63%, 12/01/21		1,182	1,213,027

			6,323,051
Real Estate Investment Trusts (REITs) — 0.2%
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		1,600	1,608,005
Real Estate Management & Development — 4.0%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	2,925,000
Kaisa Group Holdings Ltd., 10.25%, 1/08/20 (h)(i)		2,000	1,095,000
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,017,200
Lodha Developers International Ltd., 12.00%, 3/13/20		350	353,500
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)		4,360	3,931,643
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,837	4,651,116
Series A6, 5.94%, 9/30/22		6,346	9,711,734
Realogy Corp., 7.63%, 1/15/20 (b)(f)	USD	2,454	2,592,038
Sparkle Assets Ltd., 6.88%, 1/30/20		2,000	2,114,802
Vingroup JSC, 11.63%, 5/07/18		250	268,771

			29,660,804
Road & Rail — 1.0%
The Hertz Corp. (f):
4.25%, 4/01/18		400	407,000
7.38%, 1/15/21		3,075	3,205,687
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)(f)		4,000	4,070,000

			7,682,687
Software — 0.4%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(f)		1,605	1,629,075
Rolta Americas LLC, 8.88%, 7/24/19		200	149,000
Corporate Bonds	Par (000)		Value
Software (concluded)
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(f)	USD	1,220	$1,302,350

			3,080,425
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (f)		623	669,725
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (f)		647	674,498

			1,344,223
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,043,800
Textiles, Apparel & Luxury Goods — 0.3%
Springs Industries, Inc., 6.25%, 6/01/21 (f)		1,434	1,426,830
The William Carter Co., 5.25%, 8/15/21 (f)		604	626,650

			2,053,480
Tobacco — 0.1%
Reynolds American, Inc., 5.85%, 8/15/45		465	499,997
Trading Companies & Distributors — 0.5%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust, 5.25%, 5/30/25 (b)(f)		2,604	2,721,529
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(f)		805	844,777

			3,566,306
Wireless Telecommunication Services — 4.0%
Crown Castle International Corp., 5.25%, 1/15/23 (f)		6,565	6,876,837
Digicel Ltd., 6.00%, 4/15/21 (b)(f)		5,000	4,712,500
Softbank Corp., 4.50%, 4/15/20 (b)(f)		1,500	1,505,625
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(f)		8,131	9,106,720
Sprint Corp., 7.88%, 9/15/23 (f)		1,922	1,842,718
T-Mobile USA, Inc. (f):
6.63%, 4/28/21		3,820	4,044,234
6.73%, 4/28/22		945	1,001,700
6.84%, 4/28/23		610	652,700

			29,743,034
Total Corporate Bonds — 52.3%			389,369,120

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Airlines — 0.4%
Delta Air Lines, Inc., 2016 Term Loan B2, 2.44%, 4/18/16	USD	2,925	$2,919,530
Auto Components — 0.3%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,347	2,333,695
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		87	87,080
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		45	45,181

			132,261
Commercial Services & Supplies — 0.4%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		623	619,958
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		437	436,316
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,919	1,916,606

			2,972,880
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		2,480	2,478,506
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		590	587,142
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20		488	487,802
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		234	122,082

			609,884
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 2013 Term Loan B, 4.00%, 1/15/20		2,275	2,279,982
Virgin Media Investment Holdings Ltd., Term Loan F, 1.00%, 6/30/23		471	469,558

			2,749,540
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		293	292,029
Floating Rate Loan Interests (a)	Par (000)		Value
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	1,607	$1,609,788
Food Products — 0.2%
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,457	1,453,072
Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		731	732,391
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,807	1,687,730
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.19%, 8/04/19		6,500	6,500,000
Hilton Los Cabos, B-Note, 8.19%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 6.44%, 8/01/16		7,250	7,250,000
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,306	1,307,772
MGM Resorts International, Term Loan A, 2.94%, 12/20/17		1,219	1,216,849
Starwood Schulte, Mezzanine Term Loan, 8.04%, 6/30/17		2,000	2,000,000
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		909	910,216

			26,247,567
Insurance — 0.8%
Dallas Design District, Mezzanine Term Loan, 6.89%, 11/09/16		4,000	4,000,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		1,980	1,960,150

			5,960,150
IT Services — 0.4%
First Data Corp., 2018 Extended Term Loan, 3.69%, 3/24/18		3,000	2,990,640
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		227	226,640

			3,217,280
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,144	1,093,676
Media — 0.2%
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		675	619,497

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Media (concluded)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	489	$488,159

			1,107,656
Oil, Gas & Consumable Fuels — 0.2%
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		1,173	589,069
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		679	678,618
Delayed Draw Term Loan, 4.25%, 5/06/20		36	36,420

			1,304,107
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		734	733,154
Professional Services — 0.3%
TransUnion LLC, Term Loan B2, 3.75%, 4/09/21		1,921	1,908,202
Real Estate Management & Development — 0.7%
680 Madison Avenue, Mezzanine Term Loan, 5.41%, 8/09/17		4,000	4,000,000
Realogy Corp., Term Loan B, 3.75%, 3/05/20		875	876,057

			4,876,057
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		489	489,539
Specialty Retail — 0.1%
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		975	974,204
Technology Hardware, Storage & Peripherals — 0.5%
Walton Portland Holdings VI LLC, Mezzanine Term Loan, 6.94%, 7/06/16		3,750	3,750,000
Total Floating Rate Loan Interests — 9.5%			70,532,310

Foreign Agency Obligations
Argentina Boden Bonds, 7.00%, 10/03/15		79	78,342
Argentina Bonar Bonds, 8.75%, 5/07/24		211	194,984
Brazilian Government International Bond (f):
4.25%, 1/07/25		200	188,700
5.63%, 1/07/41		203	187,775
Foreign Agency Obligations	Par (000)		Value
Cyprus Government International Bond (b):
3.75%, 11/01/15	EUR	2,025	$2,229,517
4.63%, 2/03/20		2,950	3,393,732
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,415	3,884,498
Indonesia Government International Bond, 6.63%, 2/17/37 (b)		159	179,074
Mexican Bonos, 4.75%, 6/14/18	MXN	5,500	341,872
Mexico Government International Bond:
4.00%, 10/02/23	USD	176	181,280
6.05%, 1/11/40		26	30,030
4.75%, 3/08/44		216	209,520
5.55%, 1/21/45		87	93,960
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (b)		312	306,150
Portugal Government International Bond, 5.13%, 10/15/24 (b)		5,430	5,723,502
Russian Federal Bond - OFZ:
7.60%, 7/20/22	RUB	2,615	36,236
7.00%, 8/16/23		15,085	198,139
Slovenia Government Bond, 2.25%, 3/25/22	EUR	922	1,060,310
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(f)	USD	766	875,615
Sri Lanka Government International Bond, 5.88%, 7/25/22		3,000	2,973,750
Total Foreign Agency Obligations — 3.0%			22,366,986

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 29.0%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.47%, 12/25/35 (a)		4,340	3,781,424
Series 2005-9CB, Class 1A3, 0.64%, 5/25/35 (a)		6,087	5,016,012
Series 2006-40T1, Class 2A5, 0.59%, 12/25/36 (a)		3,444	1,455,492
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		4,510	3,334,513
Series 2006-J7, Class 2A1, 2.18%, 11/20/36 (a)		9,576	6,927,629
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,717	2,111,544
Series 2006-OA10, Class 2A1, 0.38%, 8/25/46 (a)		9,481	7,170,291

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (concluded):
Series 2006-OA14, Class 3A1, 1.02%, 11/25/46 (a)	USD	14,749	$11,713,695
Series 2006-OA16, Class A2, 0.38%, 10/25/46 (a)		10,957	9,570,801
Series 2006-OA18, Class A1, 0.31%, 12/25/46 (a)		6,630	5,735,577
Series 2006-OA22, Class A1, 0.35%, 2/25/47 (a)		5,716	4,877,912
Series 2006-OA6, Class 1A1A, 0.40%, 7/25/46 (a)		11,453	9,126,293
Series 2006-OA8, Class 1A1, 0.38%, 7/25/46 (a)		3,946	3,238,419
Series 2007-12T1, Class A22, 5.75%, 6/25/37		7,546	6,238,057
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,662	3,079,790
Series 2007-22, Class 2A16, 6.50%, 9/25/37		12,302	9,717,922
Series 2007-23CB, Class A1, 6.00%, 9/25/37		11,041	9,793,326
Series 2007-4CB, Class 1A3, 0.54%, 4/25/37 (a)		7,034	5,193,277
Series 2007-OA2, Class 1A1, 1.01%, 3/25/47 (a)		7,050	5,308,355
Series 2007-OA6, Class A1A, 0.33%, 6/25/37 (a)		11,314	9,595,316
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.09%, 11/25/46 (a)		6,883	3,615,972
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.43%, 3/25/36 (a)		14,899	12,740,211
Series 2007-J2, Class 2A1, 0.84%, 7/25/37 (a)		6,580	4,336,908
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,633	3,022,927
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.54%, 11/25/36 (a)		9,082	7,491,141
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.39%, 4/25/46 (a)		11,810	10,342,078
Fannie Mae Connecticut Avenue Securities, Class 1M2 (a):
Series 2014-C02, 2.79%, 5/25/24		10,000	8,904,290
Series 2014-C03, 3.19%, 7/25/24		6,000	5,474,022
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.41%, 6/25/37 (a)	USD	7,230	$6,050,086
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		5,000	5,060,745
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.47%, 5/26/37 (a)(b)		18,352	11,562,063
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (a)		9,855	5,378,792
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.79%, 8/25/36 (a)		8,472	3,215,462
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.94%, 5/25/47 (a)		6,268	5,361,954

			215,542,296
Commercial Mortgage-Backed Securities — 15.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.88%, 9/15/18 (a)(b)		7,500	7,499,925
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 7/05/33 (a)(b)		2,000	1,999,100
BXHTL Mortgage Trust, Series 2015-JWRZ (a)(b):
Class DR3, 4.08%, 5/15/29		2,000	1,940,000
Class GL3, 3.76%, 5/15/29		3,000	2,854,451
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (a)		3,372	3,510,306
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.44%, 12/15/27 (a)(b)		5,000	5,012,860
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (a)(b):
Class D, 2.94%, 6/15/31		3,000	2,979,009
Class E, 4.84%, 6/15/31		1,931	1,917,699
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2013-FL3, Class MMHP, 3.79%, 10/13/28		4,000	4,026,628
Series 2013-LC13, Class D, 5.05%, 8/10/46		2,650	2,661,570

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates (a)(b) (concluded):
Series 2007-C9, Class E, 5.80%, 12/10/49	USD	5,000	$5,051,330
Series 2014-CR16, Class D, 4.91%, 4/10/47		2,000	1,917,654
Series 2014-FL5, Class HFL1, 3.44%, 7/15/31		6,057	5,829,863
Series 2014-KYO, Class F, 3.69%, 6/11/27		9,000	8,974,890
Series 2014-LC15, Class D, 4.94%, 4/10/47 (f)		3,000	2,854,854
Series 2014-PAT, Class E, 3.34%, 8/13/27		1,000	993,426
Series 2014-PAT, Class F, 2.63%, 8/13/27		3,000	2,859,438
Series 2014-PAT, Class G, 1.78%, 8/13/27		2,000	1,713,060
Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (a)		2,000	2,078,180
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,995,666
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.19%, 3/15/18 (a)(b)		6,000	5,985,000
Great Wolf Trust, 5/15/32 (a)(b)
Series 2015-NRF, Class GFX, 3.38%, 12/15/19		2,500	2,247,685
Series 2015-WFMZ, Class M, 7.18%, 5/15/32		3,300	3,283,500
GS Mortgage Securities Trust, Series 2014-GSFL (a)(b):
Class D, 4.09%, 7/15/31		1,325	1,313,003
Class E, 6.14%, 7/15/31		1,000	989,579
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b):
Series 2014-CBMZ, Class M, 6.41%, 10/15/19		2,000	2,006,400
Series 2014-DSTY, Class E, 3.80%, 6/10/27		5,000	4,683,885
London & Regional Debt Securitization No. 2 PLC, Series 2, Class A, 3.58%, 10/15/15 (a)	GBP	3,168	4,955,056
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)	USD	5,000	4,931,755
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.44%, 8/27/24 (a)(b)		5,000	5,025,000
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.55%, 1/26/36 (a)(b)	EUR	2,345	$2,157,400
Talisman Finance PLC, Series 6, Class A, 0.16%, 10/22/16 (a)		186	201,808
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.95%, 2/15/51 (a)	USD	6,000	6,203,622

			105,354,587
Total Non-Agency Mortgage-Backed Securities — 44.1%			328,195,898

Preferred Securities
Capital Trusts
Banks — 5.6%
Bank of America Corp., Series X, 6.25% (a)(f)(j)		4,425	4,429,115
BNP Paribas SA, 7.20% (a)(b)(f)(j)		7,500	8,840,625
Capital One Financial Corp., Series E, 5.55% (a)(f)(j)		3,500	3,504,200
Fifth Third Bancorp, (a)(f)(j):
5.10%		5,000	4,650,000
Series J, 4.90%		3,000	2,850,000
HSBC Holdings PLC, 6.38% (a)(f)(j)		3,700	3,716,650
Lloyds Bank PLC, 12.00% (a)(b)(f)(j)		3,500	5,022,500
Wells Fargo & Co., Series S, 5.90% (a)(f)(j)		8,800	8,850,160

			41,863,250
Capital Markets — 1.6%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(f)(j)		6,067	5,611,975
Credit Suisse Group AG, (a)(b)(f)(j):
6.25%		1,035	1,007,831
7.50%		2,851	3,036,315
State Street Corp., Series F, 5.25% (a)(f)(j)		1,875	1,894,125

			11,550,246
Diversified Financial Services — 5.8%
Bank of America Corp., (a)(f)(j):
Series AA, 6.10%		2,865	2,852,107
Series U, 5.20%		1,750	1,648,938
Citigroup, Inc., (a)(f)(j):
5.90%		2,250	2,236,725
Series D, 5.95%		3,700	3,607,500
General Electric Capital Corp., Series B, 6.25% (a)(f)(j)		5,000	5,429,000

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co., (a)(f)(j):
Series Q, 5.15%	USD	5,500	$5,210,150
Series V, 5.00%		2,500	2,444,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)(f)		10,000	10,965,600
Morgan Stanley, Series H, 5.45% (a)(f)(j)		3,644	3,622,136
Societe Generale SA, 6.00% (a)(b)(f)(j)		5,540	5,249,150

			43,265,306
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(f)(j)		7,500	7,687,500
Insurance — 5.9%
The Allstate Corp, 5.75%, 8/15/53 (a)(f)		2,000	2,090,000
AXA SA, 6.46% (a)(b)(f)(j)		10,000	10,350,000
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(f)		14,000	16,590,000
Metlife, Inc., 5.25% (a)(f)(j)		1,900	1,895,250
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(f)		6,000	6,231,300
Voya Financial, Inc., 5.65%, 5/15/53 (a)(f)		1,090	1,113,544
XL Group PLC, Series E, 6.50% (a)(f)(j)		6,500	5,508,750

			43,778,844
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(f)		3,248	3,312,960
Total Capital Trusts — 20.4%			151,458,106

Preferred Stocks	Shares
Aerospace & Defense — 0.3%
United Technologies Corp., 7.50% (k)		50,000	2,573,000
Capital Markets — 1.8%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(j)		395,017	9,812,222
Morgan Stanley, 6.88% (a)(j)		100,000	2,717,000

Preferred Stocks	Shares	Value
Capital Markets (concluded)
SCE Trust III, 5.75% (a)(j)	23,730	$661,830

		13,191,052
Diversified Financial Services — 0.3%
Citigroup, Inc., Series K, 6.88% (a)(j)	75,000	2,056,500
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (b)(j)	10,000	12,400,000
SunTrust Real Estate Investment Corp., 9.00% (b)(j)	15	1,833,459

		14,233,459
Total Preferred Stocks — 4.3%		32,054,011
Total Preferred Securities — 24.7%		183,512,117
Total Long-Term Investments (Cost — $1,261,967,631) — 170.7%		1,269,655,988

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (l)(m)	42,856,927	42,856,927
Total Short-Term Securities (Cost — $42,856,927) — 5.8%		42,856,927

Options Purchased (Cost — $41,590) — 0.0%		22,061
Total Investments Before Options Written (Cost — $1,304,866,148*) — 176.5%		1,312,534,976

Options Written (Premiums Received — $17,655) — (0.0)%		(17,473)
Total Investments, Net of Options Written (Cost — $1,304,848,493) — 176.5%		1,312,517,503
Liabilities in Excess of Other Assets — (76.5)%		(568,776,256)

Net Assets — 100.0%		$743,741,248

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,302,124,729

Gross unrealized appreciation	$31,485,345
Gross unrealized depreciation	(21,075,098)

Net unrealized appreciation	$10,410,247

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Amount is less than $500.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Non-income producing security.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Convertible security.

(l)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,823,385	24,033,542	42,856,927	$12,349

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
PIK	Payment-In-Kind.
PLN	Polish Zloty
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse Repurchase Agreements:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	2/3/05	Open	$2,836,000	$2,844,461
Barclays Capital, Inc.	0.55%	5/7/14	Open	3,248,000	3,270,380
UBS Securities LLC	0.55%	5/13/14	5/13/15	4,748,000	4,780,207
UBS Securities LLC	0.55%	5/13/14	5/13/15	2,810,000	2,829,061
UBS Securities LLC	0.55%	5/13/14	5/15/15	1,815,000	1,827,312
UBS Securities LLC	0.55%	5/13/14	5/21/15	9,085,000	9,146,627
UBS Securities LLC	0.40%	5/13/14	Open	5,061,000	5,085,968
UBS Securities LLC	0.45%	5/13/14	Open	7,397,000	7,438,053
UBS Securities LLC	0.50%	5/13/14	Open	7,707,000	7,754,527
UBS Securities LLC	0.50%	5/13/14	Open	5,837,000	5,872,995
UBS Securities LLC	0.55%	5/13/14	Open	8,988,000	9,048,969
UBS Securities LLC	0.60%	5/13/14	Open	2,713,000	2,733,076
Barclays Capital, Inc.	0.40%	5/14/14	Open	5,942,000	5,971,248
Barclays Capital, Inc.	0.45%	5/14/14	Open	5,189,000	5,217,734
Barclays Capital, Inc.	0.45%	5/14/14	Open	10,141,000	10,197,156
Barclays Capital, Inc.	0.60%	5/14/14	Open	950,000	957,014
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,479,000	2,497,303
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,129,000	2,144,719
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,222,000	1,231,022
Barclays Capital, Inc.	0.60%	5/14/14	Open	3,073,000	3,095,689
Barclays Capital, Inc.	0.60%	5/14/14	Open	793,000	798,855
Barclays Capital, Inc.	0.60%	5/14/14	Open	799,000	804,899
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,218,000	1,226,993
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,219,000	1,228,000
Barclays Capital, Inc.	0.60%	5/14/14	Open	6,086,000	6,130,935
Barclays Capital, Inc.	0.60%	5/14/14	Open	881,000	887,505
Barclays Capital, Inc.	0.60%	6/5/14	Open	1,037,177	1,044,472
Barclays Capital, Inc.	0.60%	6/6/14	Open	657,352	661,964
Barclays Capital, Inc.	0.60%	6/16/14	Open	2,038,000	2,051,926
Barclays Capital, Inc.	0.60%	6/16/14	Open	892,000	898,095
Barclays Capital, Inc.	0.60%	10/29/14	Open	766,000	769,511
Barclays Capital, Inc.	0.60%	10/29/14	Open	234,000	235,072
Barclays Capital, Inc.	0.60%	10/29/14	Open	970,000	974,446
Barclays Capital, Inc.	0.60%	10/29/14	Open	14,852,000	14,920,072
Barclays Capital, Inc.	0.60%	10/29/14	Open	1,001,000	1,005,588
Barclays Capital, Inc.	0.60%	10/29/14	Open	474,000	476,172
Barclays Capital, Inc.	0.60%	10/29/14	Open	642,000	644,942
Barclays Capital, Inc.	0.60%	10/29/14	Open	781,000	784,580
Barclays Capital, Inc.	0.65%	10/29/14	Open	803,000	806,987
Barclays Capital, Inc.	0.65%	10/29/14	Open	927,000	931,603
Barclays Capital, Inc.	0.75%	10/29/14	Open	4,813,000	4,840,574
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	590,000	592,930
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	810,000	814,022
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	792,000	795,932
Barclays Capital, Inc.	0.60%	11/3/14	Open	521,213	523,567
Barclays Capital, Inc.	0.65%	11/14/14	Open	1,878,730	1,887,549
UBS Securities LLC	0.55%	11/25/14	Open	7,079,415	7,106,238
UBS Securities LLC	0.55%	12/9/14	Open	4,770,000	4,787,053
UBS Securities LLC	0.55%	12/9/14	Open	4,530,000	4,546,195

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.55%	12/9/14	Open	$5,020,000	$5,037,947
UBS Securities LLC	0.55%	12/9/14	Open	4,700,000	4,716,803
UBS Securities LLC	0.55%	12/9/14	Open	4,450,000	4,465,909
UBS Securities LLC	0.55%	12/9/14	Open	5,700,000	5,720,378
UBS Securities LLC	0.55%	12/9/14	Open	4,290,000	4,305,337
UBS Securities LLC	0.55%	12/9/14	Open	5,980,000	6,001,379
UBS Securities LLC	0.55%	12/9/14	Open	4,320,000	4,335,444
UBS Securities LLC	0.55%	12/9/14	Open	10,552,000	10,589,723
Barclays Capital, Inc.	0.95%	12/17/14	Open	2,291,000	2,304,603
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,778,000	1,784,727
UBS Securities LLC	0.38%	12/17/14	Open	287,219	287,907
UBS Securities LLC	0.38%	12/17/14	Open	8,558,000	8,578,506
UBS Securities LLC	0.55%	12/17/14	Open	10,075,000	10,109,633
UBS Securities LLC	0.65%	12/17/14	Open	576,469	578,831
UBS Securities LLC	0.65%	12/17/14	Open	2,628,750	2,639,429
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	227,000	227,855
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,315,000	1,319,953
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,867,000	2,877,799
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	589,000	591,219
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,400,000	3,412,807
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	823,000	826,100
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	143,000	143,539
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,829,000	1,835,889
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	623,000	625,347
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	613,000	615,309
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,602,000	1,608,034
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,441,000	1,446,428
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	185,000	185,697
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	351,000	352,322
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,231,000	1,235,637
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,504,000	1,509,665
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,998,000	2,005,526
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,639,000	2,648,940
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	154,000	154,580
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	243,000	243,915
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	617,000	619,324
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	475,000	476,789
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	79,000	79,298
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,143,000	1,147,305
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,446,000	2,455,213
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	192,000	192,723
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,737,000	2,747,309
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,051,000	2,058,725
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	91,000	91,343
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,673,000	1,679,302
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	670,000	672,524
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,021,000	3,032,379
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	288,000	289,085
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,882,000	2,892,856
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	119,000	119,448

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	$850,000	$853,202
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	662,000	664,494
Deutsche Bank Securities, Inc.	0.50%	12/18/14	Open	786,000	788,456
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	1,337,000	1,342,014
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,682,000	4,699,558
Deutsche Bank Securities, Inc.	0.60%	12/23/14	Open	296,000	297,090
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	151,000	151,531
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	179,000	179,629
Barclays Capital, Inc.	0.60%	1/14/15	Open	1,012,000	1,015,356
Deutsche Bank Securities, Inc.	0.60%	2/3/15	Open	86,000	86,257
Barclays Capital, Inc.	0.60%	2/9/15	Open	155,000	155,447
Deutsche Bank Securities, Inc.	0.60%	2/17/15	Open	659,000	660,801
Deutsche Bank Securities, Inc.	0.60%	2/26/15	Open	345,000	345,897
UBS Securities LLC	0.60%	3/2/15	Open	1,456,000	1,459,664
Deutsche Bank Securities, Inc.	0.60%	4/7/15	Open	325,000	325,628
UBS Securities LLC	0.55%	4/8/15	Open	3,454,875	3,460,892
Deutsche Bank Securities, Inc.	0.70%	4/16/15	Open	903,000	904,879
RBC Capital Markets, LLC	0.39%	4/16/15	Open	250,920	251,211
RBC Capital Markets, LLC	0.75%	4/16/15	Open	147,795	148,124
UBS Ltd.	0.70%	4/16/15	Open	1,792,500	1,796,195
UBS Ltd.	0.75%	4/16/15	Open	1,230,000	1,231,210
UBS Securities LLC	0.55%	4/16/15	Open	4,165,031	4,171,840
UBS Securities LLC	0.05%	4/30/15	Open	1,935,533	1,935,533
Deutsche Bank Securities, Inc.	0.60%	5/6/15	Open	1,181,556	1,183,270
Barclays Capital, Inc.	0.85%	5/7/15	Open	870,000	871,746
Deutsche Bank Securities, Inc.	0.60%	5/18/15	Open	406,538	407,046
Deutsche Bank Securities, Inc.	0.60%	5/21/15	Open	300,000	300,360
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	2,568,000	2,571,595
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	3,145,000	3,149,403
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	3,232,000	3,236,525
Deutsche Bank Securities, Inc.	0.60%	5/28/15	Open	1,009,000	1,010,093
BNP Paribas Securities Corp.	0.42%	6/2/15	Open	198,000	198,139
Deutsche Bank Securities, Inc.	0.50%	6/2/15	Open	1,976,000	1,977,619
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	107,000	107,105
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,461,000	2,463,420
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	632,000	632,621
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,132,000	2,134,096
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,356,000	1,357,333
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,571,000	2,573,528
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	300,000	300,295
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	953,000	953,937
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	943,000	943,927
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	348,000	348,342
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	635,000	635,624
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	261,000	261,257
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,253,000	2,255,215
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	269,000	269,265
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,996,000	1,997,963
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	594,000	594,584
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,649,000	2,651,605

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	$1,578,000	$1,579,552
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,811,000	1,812,781
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,946,000	2,948,897
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	616,000	616,606
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	100,000	100,098
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	4,728,000	4,732,649
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	730,000	730,718
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	695,000	695,683
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	3,006,000	3,008,956
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	78,000	78,077
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,014,000	2,015,980
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	919,000	919,904
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,192,000	2,194,155
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,029,000	1,030,012
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,683,000	2,685,638
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,512,000	1,513,487
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,915,000	1,916,883
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	260,000	260,256
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	3,221,000	3,224,167
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,959,000	1,960,926
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,826,000	2,828,779
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,671,000	2,673,626
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	250,000	250,246
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	640,000	640,629
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,493,000	1,494,468
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	136,000	136,134
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,106,000	1,107,088
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	721,000	721,709
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	175,000	175,172
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	644,000	644,633
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	189,000	189,186
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	560,000	560,551
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,433,000	1,434,409
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,230,000	1,232,716
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,466,000	2,468,425
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	846,000	846,832
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	597,000	597,587
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	655,000	655,644
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	722,000	722,710
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	625,000	625,615
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,120,000	1,121,101
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	2,288,000	2,290,250
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	621,000	621,611
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	3,813,000	3,816,749
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,991,000	1,992,958
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	1,145,000	1,146,126
Deutsche Bank Securities, Inc.	0.60%	6/2/15	Open	5,775,000	5,780,679
Deutsche Bank Securities, Inc.	0.75%	6/3/15	Open	1,710,000	1,712,102
Deutsche Bank Securities, Inc.	0.75%	6/3/15	Open	1,706,000	1,708,097
UBS Ltd.	0.80%	6/3/15	Open	1,152,000	1,153,485

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	17

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Ltd.	0.80%	6/3/15	Open	$158,000	$158,204
UBS Ltd.	0.80%	6/3/15	Open	4,403,041	4,490,529
UBS Ltd.	0.85%	6/3/15	Open	156,140	156,354
UBS Ltd.	0.85%	6/3/15	Open	920,000	921,260
UBS Ltd.	0.85%	6/3/15	Open	232,500	232,818
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	688,000	688,380
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	7,322,000	7,326,045
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	302,000	302,167
BNP Paribas Securities Corp.	0.57%	6/10/15	Open	7,217,000	7,222,828
BNP Paribas Securities Corp.	0.57%	6/10/15	Open	6,342,000	6,347,121
BNP Paribas Securities Corp.	0.63%	6/10/15	Open	329,000	329,294
BNP Paribas Securities Corp.	0.63%	6/10/15	Open	3,640,000	3,643,249
BNP Paribas Securities Corp.	0.65%	6/10/15	Open	726,000	726,669
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	2,906,000	2,907,647
RBC Capital Markets, LLC	0.39%	6/10/15	Open	482,000	482,266
RBC Capital Markets, LLC	0.65%	6/10/15	Open	2,081,000	2,082,916
Deutsche Bank Securities, Inc.	0.60%	6/19/15	Open	245,700	245,876
Deutsche Bank Securities, Inc.	0.60%	6/19/15	Open	364,163	364,423
Deutsche Bank Securities, Inc.	0.55%	6/22/15	Open	3,675,000	3,677,190
Deutsche Bank Securities, Inc.	0.85%	6/24/15	Open	2,364,949	2,367,015
Credit Suisse Securities (USA) LLC	(1.50)%	6/26/15	Open	1,055,781	1,054,198
UBS Securities LLC	0.85%	6/26/15	Open	2,151,500	2,153,176
Barclays Capital, Inc.	0.45%	6/30/15	Open	2,528,000	2,542,252
Barclays Capital, Inc.	0.65%	6/30/15	Open	1,404,625	1,405,411
Deutsche Bank Securities, Inc.	1.79%	7/1/15	8/03/15	7,524,000	7,535,201
Credit Suisse Securities (USA) LLC	0.40%	7/1/15	Open	815,198	815,478
Credit Suisse Securities (USA) LLC	0.40%	7/1/15	Open	1,511,400	1,511,921
UBS Ltd.	0.70%	7/1/15	Open	5,097,413	5,100,386
BNP Paribas Securities Corp.	1.09%	7/6/15	8/06/15	2,576,000	2,578,021
Barclays Capital, Inc.	1.69%	7/6/15	8/07/15	18,596,000	18,617,779
BNP Paribas Securities Corp.	1.09%	7/6/15	8/07/15	4,264,000	4,267,217
BNP Paribas Securities Corp.	1.19%	7/6/15	8/07/15	2,356,000	2,357,941
Citigroup Global Markets, Inc.	1.74%	7/7/15	8/06/15	7,338,025	7,346,866
RBC Capital Markets, LLC	1.54%	7/7/15	8/07/15	2,118,000	2,120,265
BNP Paribas Securities Corp.	1.19%	7/7/15	8/10/15	26,958,000	26,990,664
BNP Paribas Securities Corp.	1.19%	7/7/15	8/10/15	7,588,000	7,594,017
JPMorgan Securities LLC	1.69%	7/7/15	8/10/15	2,665,000	2,668,127
JPMorgan Securities LLC	1.34%	7/9/15	8/10/15	5,111,334	5,115,512
JPMorgan Securities LLC	1.44%	7/9/15	8/10/15	4,550,000	4,553,998
Morgan Stanley Capital Services LLC	1.10%	7/9/15	8/10/15	5,494,200	5,497,893
Barclays Capital, Inc.	1.54%	7/9/15	8/11/15	8,688,000	8,696,159
Barclays Capital, Inc.	1.54%	7/22/15	8/21/15	7,980,117	7,983,520
Deutsche Bank Securities, Inc.	0.60%	7/22/15	Open	363,000	363,060
UBS Securities LLC	0.55%	7/27/15	Open	1,798,056	1,798,193
UBS Securities LLC	0.75%	7/28/15	Open	167,500	167,514
Deutsche Bank Securities, Inc.	0.60%	7/29/15	Open	3,203,850	3,204,010
Total				$585,654,563	$587,393,531

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of July 31, 2015

•	Financial Futures Contracts:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(10)	German Euro BOBL Futures	Eurex	September 2015	EUR	1,431,130	$(10,222)
(561)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	71,492,438	(297,469)
(1)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	155,937	(5,763)
(4)	U.S. Ultra Bond	Chicago Board of Trade	September 2015	USD	638,125	(23,351)
(621)	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	136,037,813	(264,760)
10	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	1,198,438	7,538
8	90-Day Euro Dollar Future	Chicago Mercantile	September 2016	USD	1,978,200	111
(5)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	1,233,875	(5,758)
6	90 Day Euro Future	Chicago Mercantile	September 2017	USD	1,473,525	2,092
Total						$(597,582)

•	Forward Foreign Currency Exchange Contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	171,902,000	USD	148,000	BNP Paribas S.A.	8/03/15	$(1,094)
KRW	33,548,650	USD	29,000	BNP Paribas S.A.	8/03/15	(330)
KRW	198,771,000	USD	170,429	JPMorgan Chase Bank N.A.	8/03/15	(561)
MXN	2,802,673	USD	176,961	Citibank N.A.	8/03/15	(3,017)
USD	28,765	KRW	33,548,650	BNP Paribas S.A.	8/03/15	95
USD	147,391	KRW	171,902,000	BNP Paribas S.A.	8/03/15	485
USD	177,000	KRW	198,771,000	JPMorgan Chase Bank N.A.	8/03/15	7,132
USD	180,000	ZAR	2,209,086	BNP Paribas S.A.	8/03/15	5,372
USD	72,000	ZAR	907,879	BNP Paribas S.A.	8/03/15	232
USD	90,000	ZAR	1,120,222	BNP Paribas S.A.	8/03/15	1,447
ZAR	1,107,612	USD	90,000	BNP Paribas S.A.	8/03/15	(2,443)
BRL	955,035	USD	284,000	BNP Paribas S.A.	8/04/15	(5,072)
BRL	296,370	USD	87,322	Deutsche Bank AG	8/04/15	(764)
BRL	461,402	USD	137,000	Goldman Sachs International	8/04/15	(2,243)
BRL	293,277	USD	86,410	Goldman Sachs International	8/04/15	(756)
BRL	233,625	USD	68,835	Goldman Sachs International	8/04/15	(602)
BRL	287,415	USD	84,683	Goldman Sachs International	8/04/15	(741)
BRL	264,802	USD	78,021	UBS AG	8/04/15	(682)
USD	281,389	BRL	955,035	BNP Paribas S.A.	8/04/15	2,461
USD	90,000	BRL	296,370	Deutsche Bank AG	8/04/15	3,442
USD	90,000	BRL	287,415	Goldman Sachs International	8/04/15	6,058
USD	70,000	BRL	233,625	Goldman Sachs International	8/04/15	1,767
USD	87,000	BRL	293,277	Goldman Sachs International	8/04/15	1,345
USD	135,946	BRL	461,402	Goldman Sachs International	8/04/15	1,189
USD	84,000	BRL	264,802	UBS AG	8/04/15	6,662

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	19

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,750	EUR	59,000	Bank of America N.A.	8/05/15	$(47)
KRW	68,277,750	USD	59,000	BNP Paribas S.A.	8/10/15	(476)
USD	88,500	KRW	100,624,500	BNP Paribas S.A.	8/10/15	2,250
AUD	2,480,000	CAD	2,350,842	Goldman Sachs International	8/12/15	14,683
AUD	2,524,297	GBP	1,190,000	Citibank N.A.	8/12/15	(13,828)
AUD	2,500,000	NZD	2,766,723	Citibank N.A.	8/12/15	1,565
CAD	2,370,367	AUD	2,480,000	BNP Paribas S.A.	8/12/15	245
CAD	2,411,259	GBP	1,210,000	Royal Bank of Scotland PLC	8/12/15	(45,916)
EUR	1,700,000	GBP	1,207,765	Royal Bank of Scotland PLC	8/12/15	(18,795)
GBP	1,190,000	AUD	2,493,810	Barclays Bank PLC	8/12/15	36,104
GBP	1,210,000	CAD	2,368,669	Goldman Sachs International	8/12/15	78,479
GBP	1,226,446	EUR	1,730,000	Goldman Sachs International	8/12/15	15,015
GBP	1,204,600	EUR	1,670,000	State Street Bank and Trust Co.	8/12/15	46,803
GBP	1,190,000	USD	1,860,103	Bank of New York	8/12/15	(1,847)
GBP	1,190,000	USD	1,852,004	Bank of New York	8/12/15	6,252
JPY	443,875,643	EUR	3,280,000	Goldman Sachs International	8/12/15	(20,831)
NOK	14,500,000	SEK	15,163,139	HSBC Bank PLC	8/12/15	16,891
NZD	2,827,135	AUD	2,500,000	Citibank N.A.	8/12/15	38,287
NZD	2,680,000	USD	1,768,192	Goldman Sachs International	8/12/15	(290)
SEK	14,900,577	NOK	14,500,000	BNP Paribas S.A.	8/12/15	(47,331)
USD	1,788,497	NZD	2,680,000	HSBC Bank PLC	8/12/15	20,595
MXN	7,301,856	USD	475,452	Goldman Sachs International	8/17/15	(22,700)
TRY	3,868,000	USD	1,452,852	HSBC Bank PLC	8/17/15	(62,649)
USD	471,956	MXN	7,301,856	UBS AG	8/17/15	19,204
USD	693,812	TRY	1,934,000	BNP Paribas S.A.	8/17/15	(1,290)
USD	696,724	TRY	1,934,000	Deutsche Bank AG	8/17/15	1,622
MXN	1,868,530	USD	117,769	Royal Bank of Scotland PLC	8/20/15	(1,937)
USD	1,037,784	EUR	953,876	Bank of America N.A.	8/20/15	(10,015)
PLN	1,040,530	EUR	251,500	Citibank N.A.	8/21/15	(558)
USD	405,529	ZAR	5,039,999	Standard Chartered Bank	8/21/15	8,311
ZAR	49,404	USD	3,929	Citibank N.A.	8/21/15	(35)
ZAR	4,990,595	USD	395,412	JPMorgan Chase Bank N.A.	8/21/15	(2,088)
MXN	1,890,266	USD	116,000	Deutsche Bank AG	8/24/15	1,145
MXN	1,901,227	USD	117,000	Goldman Sachs International	8/24/15	825
USD	30,200	MXN	495,401	Deutsche Bank AG	8/24/15	(501)
USD	147,200	MXN	2,376,481	Royal Bank of Canada	8/24/15	(78)
USD	356,408	MXN	5,787,525	UBS AG	8/27/15	(2,182)
KRW	101,763,900	USD	87,000	JPMorgan Chase Bank N.A.	8/28/15	195
MXN	1,887,260	USD	116,000	Goldman Sachs International	8/28/15	925
USD	87,000	KRW	101,990,100	JPMorgan Chase Bank N.A.	8/28/15	(389)
USD	86,000	MXN	1,411,196	Deutsche Bank AG	8/28/15	(1,430)
USD	203,000	MYR	779,520	JPMorgan Chase Bank N.A.	8/28/15	444
INR	11,242,350	USD	175,000	BNP Paribas S.A.	8/31/15	(72)
INR	3,733,460	USD	58,000	Deutsche Bank AG	8/31/15	92
MXN	2,886,567	CAD	232,000	BNP Paribas S.A.	8/31/15	1,438
MXN	6,101,916	USD	376,000	Deutsche Bank AG	8/31/15	1,958
USD	116,000	MXN	1,871,080	JPMorgan Chase Bank N.A.	8/31/15	104
USD	88,000	ZAR	1,125,361	BNP Paribas S.A.	8/31/15	(537)
BRL	222,981	USD	66,000	Royal Bank of Scotland PLC	9/02/15	(1,577)
USD	284,000	BRL	965,174	BNP Paribas S.A.	9/02/15	5,147
USD	70,000	BRL	240,380	Deutsche Bank AG	9/02/15	551
USD	190,000	ZAR	2,412,226	Standard Chartered Bank	9/03/15	320

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	145,000	COP	417,808,800	Credit Suisse International	9/04/15	$101
RUB	5,589,140	USD	97,000	Societe Generale	9/08/15	(7,069)
USD	97,000	RUB	5,629,395	Societe Generale	9/08/15	6,421
USD	28,053	RUB	1,625,837	Deutsche Bank AG	9/09/15	1,902
RUB	3,072,388	USD	53,699	BNP Paribas S.A.	9/14/15	(4,360)
USD	278,238	RUB	15,924,947	HSBC Bank PLC	9/14/15	22,503
AUD	2,540,000	CAD	2,387,829	Goldman Sachs International	9/16/15	27,132
CAD	2,422,538	AUD	2,540,000	BNP Paribas S.A.	9/16/15	(600)
GBP	1,190,000	CAD	2,424,775	Goldman Sachs International	9/16/15	4,299
USD	1,860,000	CAD	2,427,928	Barclays Bank PLC	9/16/15	4,088
MXN	2,802,673	USD	170,402	JPMorgan Chase Bank N.A.	9/18/15	2,956
USD	470,350	MXN	7,270,428	Bank of America N.A.	9/18/15	20,641
TRY	1,934,000	USD	677,289	Goldman Sachs International	9/28/15	9,649
USD	683,392	TRY	1,934,000	Goldman Sachs International	9/28/15	(3,546)
COP	415,981,800	USD	145,000	Credit Suisse International	9/30/15	(1,032)
USD	145,000	COP	416,437,100	Credit Suisse International	9/30/15	874
EUR	3,900,000	USD	4,295,153	Royal Bank of Scotland PLC	10/20/15	(7,296)
USD	5,677,771	EUR	5,144,400	UBS AG	10/20/15	21,758
USD	25,406,622	GBP	16,330,000	HSBC Bank PLC	10/20/15	(81,827)
USD	1,178,800	EUR	1,032,000	Deutsche Bank AG	11/02/15	43,917
USD	1,150,922	EUR	1,006,000	JPMorgan Chase Bank N.A.	11/02/15	44,631
Total						$186,575

•	Exchange-Traded Options Purchased:

Description	Put/ Call	Expiration Date	Strike Price		Notional Value (000)	Contracts	Value
USD/KRW	Call	9/01/15	KRW	1,135.00	USD 282,000	—	$7,325
USD/KRW	Call	9/01/15	KRW	1,175.00	USD 408,000	—	2,661
USD/KRW	Call	9/15/15	KRW	1,145.00	USD 540,000	—	1,216
USD/JPY	Put	8/07/15	JPY	123.30	USD 349,000	—	937
EUR/PLN	Put	8/13/15	PLN	4.13	EUR 450,000	—	1,328
USD/MXN	Put	8/19/15	MXN	16.00	USD 329,000	—	2,404
Eurodollar 1-Year Mid-Curve Option	Put	9/11/15	USD	98.50	—	18	337
Eurodollar 1-Year Mid-Curve Option	Put	9/11/15	USD	98.63	—	7	263
Eurodollar 2-Year Mid-Curve Option	Put	9/11/15	USD	98.00	—	18	1,575
Total							$18,046

•	Exchange-Traded Swaptions Purchased:

Description	Put/ Call	Expiration Date	Strike Price	Notional Value (000)		Value
2 Year Rtr Swaption	Call	11/09/15	KRW 1.92	KRW	911,735	$4,015

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	21

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Exchange-Traded Options Written:

Description	Put/ Call	Expiration Date	Strike Price		Notional Value (000)		Contracts	Value
USD/KRW	Call	9/01/15	KRW	1,175.00	USD	408,000	—	$(2,661)
Eurodollar 1-Year Mid-Curve Option	Call	9/11/15	USD	98.75		—	13	(6,419)
Eurodollar 1-Year Mid-Curve Option	Call	9/11/15	USD	99.00		—	7	(919)
Eurodollar 2-Year Mid-Curve Option	Call	9/11/15	USD	98.25		—	12	(3,225)
USD/KRW	Call	10/30/15	KRW	1,210.00	USD	408,000	—	(3,103)
EUR/PLN	Put	8/13/15	PLN	4.06	EUR	450,000	—	(142)
Total								$(16,469)

•	Exchange-Traded Swaptions Written:

Description	Put/ Call	Expiration Date	Strike Price	Notional Value (000)	Value
2 Year Rtr Swaption	Call	11/09/15	KRW 1.63	KRW 911,735	$(1,004)

•	Centrally Cleared Credit Default Swaps – Buy Protection:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 24, Version 1	1.00%	JP Morgan – Chase & CO	6/20/20	USD 5,172	$8,857

•	Centrally Cleared Interest Rate Swaps:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.78%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/14/20	USD 1,070	$(5,516)
2.35%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/30/25	USD 150	(816)
2.35%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/30/25	USD 301	(1,679)
2.35%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/30/25	USD 152	(799)
2.35%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	8/03/25	USD 157	(892)
2.37%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/31/25	USD 314	(2,217)
2.38%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	N/A	7/31/25	USD 157	(1,278)
Total						$(13,197)

[1] Trust pays the fixed rate and receives the floating rate.

•	OTC Credit Default Swaps – Buy Protection:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Mexico	1.00%	Bank of America N.A.	9/20/20	USD 604	$9,393	$7,753	$1,639

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps – Buy Protection (concluded):

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Mexico	1.00%	Citibank N.A.	6/20/20	USD 604	$7,732	$5,699	$2,033
Republic of South Africa	1.00%	HSBC Investment Bank	9/20/20	USD 1,191	66,258	59,635	6,623
Republic of South Africa	1.00%	Citibank N.A.	9/20/20	USD 340	18,915	18,866	49
Republic of South Africa	1.00%	Citibank N.A.	9/20/20	USD 249	13,853	14,262	(409)
Total					$116,151	$106,215	$9,935

•	OTC Credit Default Swaps – Sold Protection:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD 10,000	$712,914	$(412,873)	$1,125,787
Republic of Brazil	1.00%	Bank of America N.A.	9/20/20	BBB-	USD 109	(9,213)	(7,088)	(2,125)
Republic of Brazil	1.00%	Citibank N.A.	9/20/20	BBB-	USD 1,781	(150,502)	(127,541)	(22,961)
Republic of Mexico	1.00%	Deutsche Bank A.G.	9/20/20	BBB+	USD 93	(1,441)	(1,245)	(195)
Republic of Mexico	1.00%	Deutsche Bank A.G.	9/20/20	BBB+	USD 93	(1,440)	(1,245)	(196)
Republic of Mexico	1.00%	Citibank N.A.	9/20/20	BBB+	USD 672	(10,453)	(12,568)	2,116
Republic of Mexico	1.00%	Bank of America N.A.	9/20/20	BBB+	USD 604	(7,732)	(5,981)	(1,751)
Republic of Mexico	1.00%	Citibank N.A.	9/20/20	BBB+	USD 604	(9,393)	(7,353)	(2,040)
Republic of Mexico	1.00%	Citibank N.A.	9/20/20	BBB+	USD 1,833	(28,512)	(25,584)	(2,928)
Total						$494,228	$(601,478)	$1,095,707

[1] Using Standard & Poor’s (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC Interest Rate Swaps:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.44%[4]	1-Day BROIS	Citibank N.A.	N/A	1/04/21	BRL 694	$ (1,303)	$18	$(1,321)
12.46%[4]	1-Day BROIS	Credit Suisse Securities (USA) LLC	N/A	1/04/21	BRL 572	(766)	7	(773)
1.68%[4]	3-month LIBOR	UBS AG	N/A	4/17/17	KRW 2,485,676	1,851	20	1,831

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	23

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (continued):

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.68%[4]	3-month LIBOR	UBS AG	N/A	4/20/17	KRW 911,407	$678	$3	$676
12.35%[4]	1-Day BROIS	Bank of America N.A.	N/A	1/04/21	BRL 204	(719)	2	(721)
12.35%[4]	1-Day BROIS	Credit Suisse International	N/A	1/04/21	BRL 208	(733)	2	(735)
12.41%[4]	1-Day BROIS	Credit Suisse Securities (USA) LLC	N/A	1/04/21	BRL 573	(1,174)	8	(1,182)
12.50%[4]	1-Day BROIS	Bank of America N.A.	N/A	1/04/21	BRL 660	(470)	7	(476)
2.48%[3]	7-Day CNDR	Bank of America N.A.	N/A	7/10/17	CNY 17,030	(10,831)	—	(10,831)
12.61%[4]	1-Day BROIS	Citibank N.A.	N/A	1/02/18	BRL 2,223	(3,280)	40	(3,319)
12.60%[4]	1-Day BROIS	Citibank N.A.	N/A	1/02/18	BRL 1,632	(2,458)	29	(2,488)
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/24/20	KRW 653,905	(1,338)	—	(1,338)
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/24/20	KRW 426,685	(1,307)	—	(1,307)
13.40%[4]	1-Day BROIS	Citibank N.A.	N/A	1/02/17	BRL 2,220	(76)	18	(94)
12.66%[4]	1-Day BROIS	Credit Suisse Securities (USA) LLC	N/A	1/04/21	BRL 520	691	9	682
1.67%[4]	3-Month KWCDC	Citibank N.A.	N/A	6/08/17	KRW 1,136,105	459	3	456
1.67%[4]	3-Month KWCDC	Bank of America N.A.	N/A	6/08/17	KRW 1,146,756	464	3	460
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/09/25	KRW 404,150	1,440	—	1,440
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/09/25	KRW 162,675	689	—	689
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/10/25	KRW 165,863	765	—	765
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/13/25	KRW 82,932	492	—	492
1.65%[3]	3-Month KWCDC	UBS AG	N/A	7/14/25	KRW 82,932	428	—	428
1.65%[3]	3-Month KWCDC	Citibank N.A.	N/A	7/15/25	KRW 188,526	1,189	—	1,189
6.33%[4]	1-month MXIBOR	Bank of America N.A.	N/A	7/16/25	MXN 5,793	1,832	(30)	1,862
6.35%[4]	1-month MXIBOR	Morgan Stanley & Co., Inc.	N/A	7/16/25	MXN 2,678	1,038	(14)	1,052
6.33%[4]	1-month MXIBOR	Citibank N.A.	N/A	7/17/25	MXN 2,897	843	(15)	858
6.32%[4]	1-month MXIBOR	Morgan Stanley & Co., Inc.	N/A	7/17/25	MXN 5,813	1,555	(30)	1,584
6.34%[4]	1-month MXIBOR	Goldman Sachs International	N/A	7/16/25	MXN 3,135	1,066	(16)	1,082

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (concluded):

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.94%[4]	1-Day BROIS	Citibank N.A.	N/A	1/02/18	BRL 1,306	$809	$51	$758
Total						$(8,166)	$115	$(8,281)

[3] Trust pays the fixed rate and receives the floating rate.
[4] Trust pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the global valuation Committee in determining the price for Fair Valued Instruments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	25

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$211,805,511	$63,874,046	$275,679,557
Corporate Bonds	—	389,369,120	—	389,369,120
Floating Rate Loan Interests	—	37,525,049	33,007,261	70,532,310
Foreign Agency Obligations	—	22,366,986	—	22,366,986
Non-Agency Mortgage-Backed Securities	—	295,543,621	32,652,277	328,195,898
Preferred Securities	$17,820,552	163,858,106	1,833,459	183,512,117
Short-Term Securities	42,856,927	—	—	42,856,927
Options Purchased:
Foreign Currency Exchange Contracts	—	15,871	—	15,871
Interest Rate Contracts	2,175	4,015	—	6,190

Total	$60,679,654	$1,120,488,279	$131,367,043	$1,312,534,976

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,147,104	—	$1,147,104
Foreign currency exchange contracts	—	568,009	—	568,009
Interest rate contracts	$9,741	16,304	—	26,045
Liabilities:
Credit contracts	—	(32,605)	—	(32,605)
Foreign currency exchange contracts	—	(387,340)	—	(387,340)
Interest rate contracts	(617,886)	(38,786)	—	(656,672)

Total	$(608,145)	$1,272,686	—	$664,541

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

26	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$101,937	—	—	$101,937
Cash pledged for centrally cleared swaps	96,120	—	—	96,120
Cash pledged for reverse repurchase agreements	5,750,000	—	—	5,750,000
Cash pledged for financial futures contracts	1,200,630	—	—	1,200,630
Foreign currency at value	1,701,433	—	—	1,701,433
Liabilities:
Cash received for OTC swaps	—	$(660,000)	—	(660,000)
Reverse repurchase agreements	—	(587,393,531)	—	(587,393,531)

Total	$8,850,120	$(588,053,531)	—	$(579,203,411)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Floating Rate Loan Interests	Corporate Bonds	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2014	$12,930,162	$24,087,773	$26,369,600	$4,353,024	—	$67,740,559
Transfers into Level 3	—	—	132,297	—	$1,824,665	1,956,962
Transfers out of Level 3[1]	(3,543,175)	(4,595,625)	—	(4,353,024)	—	(12,491,824)
Accrued discounts/premiums	263,905	216,277	(179)	—	—	480,003
Net realized gain (loss)	107,174	503,366	16,845	—	—	627,385
Net change in unrealized appreciation (depreciation)[2,3]	(828,239)	(64,157)	(73,425)	—	8,794	(957,027)
Purchases	57,682,049	13,861,278	10,040,000	—	—	81,583,327
Sales	(2,737,830)	(1,356,635)	(3,477,877)	—	—	(7,572,342)

Closing Balance, as of July 31, 2015	$63,874,046	$32,652,277	$33,007,261	—	$1,833,459	$131,367,043

Net change in unrealized appreciation (depreciation) on investments still held at July 30, 2015[3]	$(736,722)	$(64,157)	$(38,825)	—	$8,795	$(830,909)

[1]    As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,491,824 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]    Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2015	27

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: September 22, 2015